CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 2,308,916	$ 4,498,753
Investment in trading securities, at fair value (cost of $766,331 (2011 - $1,870,648))	260,434	2,531,644
Due from related parties	0	213,872
Receivables and other assets	123,172	130,637
Total current assets	2,692,522	7,374,906
Restricted cash	220,961	220,961
Equipment	1,065,472	1,370,027
Mineral properties	857,422	857,422
TOTAL ASSETS	4,836,377	9,823,316
Current
Accounts payable and accrued liabilities	404,507	745,860
Warrant liability	339,589	0
Total current liabilities	744,096	745,860
Asset retirement obligation	187,395	171,395
Total liabilities	931,491	917,255
Stockholders' equity
Capital stock Authorized 250,000,000 common shares with a par value of $0.001 Issued and outstanding 46,539,917 common shares (2011 - 44,569,217 common shares)	46,540	44,569
Additional paid in capital	31,070,399	28,441,909
Deficit	(1,427,764)	(1,427,764)
Deficit accumulated during the exploration stage	(24,811,380)	(17,646,122)
Total Xtra-Gold Resources Corp. stockholders' equity	4,877,795	9,412,592
Non-controlling interest	(972,909)	(506,531)
Total stockholders' equity	3,904,886	8,906,061
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,836,377	$ 9,823,316